Expense Example {- Franklin Small Cap Value VIP Fund} - FTVIP Class 1-62 - Franklin Small Cap Value VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847